Shareholder Report, Holdings (Details) - C000014202	Jun. 30, 2025
FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.20%
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.20%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.00%
FR_037833100
Holdings [Line Items]
Percent of Total Investments	5.50%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	5.00%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_084670702
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_64110L106
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.40%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%